UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2006

Legg Mason Partners Municipal Funds

New York Money Market Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Municipal Funds

New York Money Market Portfolio

Semi-Annual Report  •  September 30, 2006

What’s

Inside

Fund Objective

The Fund seeks to provide income exempt from both regular federal income taxes* and New York State and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

*	Certain investors may be subject to the Federal Alternative Minimum Tax and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Letter from the Chairman

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)i increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP growth was 1.6%—the lowest growth rate since the first quarter of 2003.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a

New York Money Market Portfolio          I

record $78 a barrel in mid-July, fell 15% in the third quarter.iv Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. The same trend occurred in the overall municipal bond market.

The yields available from tax-free money market instruments fluctuated given the changes in short-term interest rates over the six-month reporting period. Overall, during this period, there remained solid demand for shorter dated money market securities.

Performance Review

As of September 30, 2006, the seven-day current yield for Class A shares of the New York Money Market Portfolio was 3.11% and its seven-day effective yield, which reflects compounding, was 3.16%.1

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

New York Money Market Portfolio Yields as of September 30, 2006 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A Shares	3.11%	3.16%

Class Y Shares	3.22%	3.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II         New York Money Market Portfolio

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Changes to certain share class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

New York Money Market Portfolio         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	Source: The Wall Street Journal, 9/29/06.

IV         New York Money Market Portfolio

Fund at a Glance (unaudited)

New York Money Market Portfolio 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.49%	$1,000.00	$1,014.90	0.55%	$2.78

Class Y	1.54	1,000.00	1,015.40	0.45	2.27

(1)	For the six months ended September 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         New York Money Market Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.31	0.55%	$2.79

Class Y	5.00	1,000.00	1,022.81	0.45	2.28

(1)	For the six months ended September 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

New York Money Market Portfolio 2006 Semi-Annual Report         3

Schedule of Investments (September 30, 2006) (unaudited)

NEW YORK MONEY MARKET PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
Education — 5.0%
		Albany, NY, IDA, Civic Facilities University at Albany:
$4,815,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank N.A., 3.770%, 10/5/06 (a)	$4,815,000
13,525,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank N.A., 3.770%, 10/5/06 (a)	13,525,000
10,725,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank N.A., 3.770%, 10/5/06 (a)	10,725,000
15,340,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank N.A., 3.770%, 10/5/06 (a)	15,340,000
5,340,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.730%, 10/5/06 (a)	5,340,000
4,000,000	VMIG1(b)	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.720%, 10/5/06 (a)	4,000,000
		New York State Dormitory Authority:
		Mount Sinai School of Medicine, LOC-JPMorgan Chase:
2,348,000	NR	3.510% due 10/3/06	2,348,000
5,000,000	NR	3.440% due 10/5/06	5,000,000
2,000,000	NR	3.500% due 11/1/06	2,000,000
		Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale, 3.760%, 10/4/06 (a)	2,000,000
		Cornell University:
1,600,000	A-1+	Series A, SPA-JPMorgan Chase, 3.650%, 10/5/06 (a)	1,600,000
1,165,000	A-1+	Series B, SPA-Morgan Guarantee Trust, 3.770%, 10/2/06 (a)	1,165,000
9,300,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 3.750%, 10/4/06 (a)	9,300,000
3,400,000	A-1+	Rockefeller University, Series A, 3.750%, 10/4/06 (a)	3,400,000
2,500,000	AAA	State Personal Income Tax Revenue, Series D, 5.000% due 3/15/07	2,515,418
9,945,000	A-1	State University, Series PA-622, PART, SPA-Merrill Lynch Capital Services Inc., 3.800%, 10/5/06 (a)	9,945,000
4,225,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility, Hamilton College, MBIA-Insured, SPA-Bank of New York, 3.700%, 10/4/06 (a)	4,225,000

		Total Education	97,243,418

Finance — 10.6%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
20,885,000	A-1+	Series A, SPA-Dexia Credit Local, 3.680%, 10/4/06 (a)	20,885,000
		Series B, SPA-BNP Paribas:
2,500,000	A-1+	3.310%, 10/4/06 (a)	2,500,000
2,200,000	A-1+	3.670%, 10/4/06 (a)	2,200,000

See Notes to Financial Statements.

4         New York Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Finance — 10.6% (continued)
$10,000,000	NR	New York City Municipal Water Authority, TECP, Series 7, 3.650% due 10/5/06	$10,000,000
		New York City, NY, TFA:
14,800,000	A-1+	Future Tax Secured, Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 3.770%, 10/2/06 (a)	14,800,000
18,025,000	A-1+	Future Tax Secured Revenue, Series B, SPA-Landesbank Baden-Wurttemberg, 3.750%, 10/2/06 (a)	18,025,000
		New York City Recovery Project Revenue:
17,925,000	A-1+	Series 1, Subordinated 1A, LOC-Landesbank Hessen-Thuringen, 3.720%, 10/4/06 (a)	17,925,000
		Series 3:
9,000,000	A-1+	Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 3.760%, 10/2/06 (a)	9,000,000
27,550,000	A-1+	Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.800%, 10/2/06 (a)	27,550,000
47,060,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.700%, 10/4/06 (a)	47,060,000
		New York State LGAC:
2,410,000	A-1	Refunding, Subordinated, Series A-6V, FSA-Insured, 3.650%, 10/4/06 (a)	2,410,000
30,335,000	A-1+	Series 3V, Refunding, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.750%, 10/4/06 (a)	30,335,000
		Series B:
276,000	A-1+	LOC-Bank of Nova Scotia, 3.650%, 10/4/06 (a)	276,000
3,000,000	A-1+	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.280%, 10/4/06 (a)	3,000,000
350,000	A-1+	Series SGA 59, AMBAC-Insured, SPA-Societe Generale, 3.800%, 10/2/06 (a)	350,000

		Total Finance	206,316,000

General Obligation — 11.2%
5,500,000	NR	Bayport-Blue Point, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	5,530,456
26,500,000	MIG1(b)	Centereach, NY, GO, Middle Country CDS, TAN, 4.500% due 6/27/07	26,651,368
12,500,000	NR	East Hampton, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	12,568,956
5,689,000	MIG1(b)	East Hampton Town, NY, GO, BAN, Series B, 4.250% due 6/7/07	5,715,424
9,000,000	NR	Harborfields, NY, GO, Central School District Greenlawn, TAN, 4.500% due 6/28/07	9,046,864
7,700,000	NR	Hauppauge, NY, GO, Union Free School District, TAN, 4.250% due 6/28/07	7,738,689
4,500,000	NR	Islip, NY, GO, Union Free School District No 2, TAN, 4.500% due 6/28/07	4,524,790
25,000,000	SP-1+	Nassau County, NY, GO, TAN, Series A, 4.500% due 10/31/06	25,016,522

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         5

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

General Obligation — 11.2% (continued)
		New York City, NY:
		GO:
$600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.740%, 10/5/06 (a)	$600,000
		Series A:
10,970,000	A-1+	Subordinated Series A-3, LOC-BNP Paribas, 3.720%, 10/4/06 (a)	10,970,000
4,100,000	A-1+	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 3.750%, 10/2/06 (a)	4,100,000
600,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.740%, 10/4/06 (a)	600,000
5,400,000	A-1	Series H, Subordinated Series H-7, LOC-KBC Bank N.V., 3.800%, 10/2/06 (a)	5,400,000
14,300,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.750%, 10/4/06 (a)	14,300,000
1,600,000	A-1+	Subordinated Series H-3, LOC-Bank of New York, 3.720%, 10/4/06 (a)	1,600,000
700,000	A-1+	Subordinated Series H-4, LOC-Bank of New York, 3.750%, 10/2/06 (a)	700,000
4,000,000	NR	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.520% due 10/11/06	4,000,000
7,000,000	A-1+	Subordinated Series F-3, LOC-Royal Bank Of Scotland, 3.710%, 10/5/06 (a)	7,000,000
2,330,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 3.750%, 10/2/06 (a)	2,330,000
9,150,000	A-1+	New York State, Series A, LOC-Dexia Credit Local, 3.600% due 1/16/07 (c)	9,150,000
		New York, NY:
2,300,000	A-1+	Subordinated Series H-6, LOC-Bank of America, 3.740%, 10/4/06 (a)	2,300,000
		GO:
		Series I:
22,550,000	A-1+	Subordinated Series I-4, LOC- Bank of New York, 3.710%, 10/4/06 (a)	22,550,000
10,000,000	A-1+	Subordinated Series I-7, LOC-Bank of America, 3.770%, 10/4/06 (a)	10,000,000
2,800,000	A-1+	Subordinated Series C-3, LOC-BNP Paribas, 3.720%, 10/4/06 (a)	2,800,000
14,500,000	NR	Port Washington, NY, GO, Union Free School District, TAN, 4.500% due 6/28/07	14,583,781
8,500,000	SP-1+	Suffolk County, NY, GO, Longwood Central School District, TAN, 4.500% due 6/28/07	8,542,797

		Total General Obligation	218,319,647

See Notes to Financial Statements.

6         New York Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Government Facilities — 9.5%
		Jay Street Development Corp.:
$4,800,000	A-1+	Certificates Facilities Lease Revenue, New York City, Jay Street Project, Series A, LOC-Depfa Bank PLC, 3.750%, 10/2/06 (a)	$4,800,000
		Court Facilities Lease Revenue:
55,820,000	A-1+	Series A-1, LOC-Bank of America, 3.700%, 10/4/06 (a)	55,820,000
7,825,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 3.500%, 10/4/06 (a)	7,825,000
84,875,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.750%, 10/4/06 (a)	84,875,000
		New York State Urban Development Corp.:
21,000,000	A-1+	Putters Series 313, PART, SPA-JPMorgan Chase, 3.780%, 10/5/06 (a)	21,000,000
11,170,000	VMIG1(b)	Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.770%, 10/4/06 (a)	11,170,000

		Total Government Facilities	185,490,000

Hospitals — 10.3%
		Nassau Health Care Corp.:
20,065,000	A-1+	Subordinated Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 3.690%, 10/5/06 (a)	20,065,000
22,700,000	A-1+	Subordinated Series 2004-C3, FSA-Insured, SPA-Dexia Credit Local, 3.720%, 10/5/06 (a)	22,700,000
7,025,000	VMIG1(b)	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank Of America, 3.690%, 10/5/06 (a)	7,025,000
2,095,000	VMIG1(b)	New York City, NY, IDA, Peninsula Hospital Center Project, LOC-JPMorgan Chase, 3.800%, 10/5/06 (a)	2,095,000
		New York State Dormitory Authority Revenue:
		Mental Health Facilities Improvement:
46,025,000	A-1+	Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.740%, 10/5/06 (a)	46,025,000
5,100,000	A-1+	Series F-2B, FSA-Insured, 3.730%, 10/5/06 (a)	5,100,000
		Mental Health Services:
28,000,000	A-1+	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.740%, 10/5/06 (a)	28,000,000
5,910,000	A-1+	Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.730%, 10/5/06 (a)	5,910,000
7,100,000	A-1+	Subordinated Series D-2D, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.700%, 10/5/06 (a)	7,100,000
9,300,000	VMIG1(b)	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC-HSBC Bank, 3.720%, 10/5/06 (a)	9,300,000
7,875,000	VMIG1(b)	Ontario County, NY, IDA Revenue, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 3.750%, 10/4/06 (a)	7,875,000

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         7

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 10.3% (continued)
		Orange County, NY, IDA:
		Civic Facility Revenue:
$14,320,000	A-1	Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.680%, 10/5/06 (a)	$14,320,000
9,000,000	A-1	Horton Medical Center, West Hudson Facility Project, Series A, FSA-Insured, SPA-Bank of America, 3.650%, 10/5/06 (a)	9,000,000
10,000,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.650%, 10/5/06 (a)	10,000,000
7,000,000	VMIG1(b)	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.710%, 10/5/06 (a)	7,000,000

		Total Hospitals	201,515,000

Housing: Multi-Family — 10.1%
4,500,000	VMIG1(b)	Clifton Park Industrial Development Agency Multifamily Housing Revenue, Coburg Village Project, LIQ-FHLMC, 3.710%, 10/5/06 (a)	4,500,000
10,000,000	A-1+	New York City Housing Development Corp., MFH Revenue, Series A, LIQ-FNMA, 3.800%, 10/4/06 (a)(d)	10,000,000
		New York City, NY, HDC, MFH Rent Revenue:
5,000,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 3.790%, 10/4/06 (a)(d)	5,000,000
5,600,000	A-1+	Brittany Development, Series A, FNMA-Insured, LIQ-FNMA, 3.800%, 10/4/06 (a)(d)	5,600,000
27,500,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 3.810%, 10/4/06 (a)(d)	27,500,000
8,000,000	A-1+	Related Sierra Development, Series A, LIQ-FNMA, 3.800%, 10/4/06 (a)(d)	8,000,000
1,900,000	A-1+	Tribeca Tower, Series A, FNMA-Collateralized, 3.750%, 10/4/06 (a)(d)	1,900,000
		New York State HFA:
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.780%, 10/4/06 (a)(d)	3,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 3.750%, 10/4/06 (a)(d)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 3.710%, 10/4/06 (a)	2,300,000
		Revenue:
		350 West 43rd Street:
17,700,000	VMIG1(b)	Housing A, Landesbank Hessen-Thuringen, 3.800%, 10/4/06 (a)(d)	17,700,000
4,550,000	A-1+	Series A, LOC-Landesbank Hessen-Thuringen, 3.800%, 10/4/06 (a)(d)	4,550,000
2,850,000	VMIG1(b)	360 West 43, Series A, FNMA-Insured, LIQ-FNMA, 3.750%, 10/4/06 (a)	2,850,000
6,260,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.700%, 10/4/06 (a)	6,260,000

See Notes to Financial Statements.

8         New York Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 10.1% (continued)
$7,500,000	VMIG1(b)	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.750%, 10/4/06 (a)	$7,500,000
6,180,000	VMIG1(b)	Series A, SPA-FNMA, 3.740%, 10/4/06 (a)(d)	6,180,000
		Service Contract Revenue:
21,600,000	A-1+	Series A, LOC-Westdeutsche Landesbank, 3.720%, 10/4/06 (a)	21,600,000
14,200,000	A-1+	Series B, LOC-BNP Paribas, 3.720%, 10/4/06 (a)	14,200,000
10,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 3.750%, 10/4/06 (a)(d)	10,400,000
7,000,000	VMIG1(b)	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.750%, 10/4/06 (a)(d)	7,000,000
15,600,000	VMIG1(b)	Worth Street, Series A, LIQ-FNMA, 3.750%, 10/4/06 (a)(d)	15,600,000
		New York State Housing Finance Agency Revenue:
10,000,000	VMIG1(b)	MFH Secured Mortgage, Series A, LIQ-FHLMC, 3.790%, 10/4/06 (a)(d)	10,000,000
3,500,000	VMIG1(b)	North End Avenue Housing, Series A, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.750%, 10/4/06 (a)	3,500,000

		Total Housing: Multi-Family	198,140,000

Housing: Single Family — 4.2%
		New York State Housing Finance Agency:
16,900,000	A-1+	Revenue, 240 East 39th Street Housing, Remarketed 12/1/00, 3.800%, 10/4/06 (a)(d)	16,900,000
		Service Contract Revenue:
		Refunding:
2,600,000	A-1+	Series D, LOC-State Street Bank & Trust Co., 3.720%, 10/4/06 (a)	2,600,000
8,400,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.750%, 10/4/06 (a)	8,400,000
17,200,000	A-1+	Series E, LOC-BNP Paribas, 3.720%, 10/4/06 (a)	17,200,000
		New York State Mortgage Agency Revenue:
10,000,000	VMIG1(b)	Homeowner Mortgage, Series 132, SPA-Dexia Credit Local, 3.770%, 10/2/06 (a)	10,000,000
26,400,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 3.750%, 10/4/06 (a)(d)	26,400,000

		Total Housing: Single Family	81,500,000

Industrial Development — 4.6%
980,000	VMIG1(b)	Erie County, NY, IDA, IDR, Rosina Food Products, Inc., LOC-HSBC Bank USA N.A., 3.950%, 10/4/06 (a)(d)	980,000
2,505,000	A-1+	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA N.A., 3.950%, 10/5/06 (a)(d)	2,505,000
2,750,000	VMIG1(b)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank N.A., 3.640%, 10/5/06 (a)	2,750,000
205,000	A-1+	Monroe County, NY, IDA, JADA Precision, LOC-Bank of America, 3.740%, 10/4/06 (a)(d)	205,000
2,435,000	A-1+	Nassau County, NY, IDA, IDR, Rubies Costume Co. Project, LOC-Bank of America, 3.740%, 10/4/06 (a)	2,435,000

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         9

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 4.6% (continued)
		New York City, NY, IDA, IDR:
$3,760,000	VMIG1(b)	Ahava Food Corp. Project, LOC-Bank of America, 3.830%, 10/5/06 (a)(d)	$3,760,000
4,000,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase, 3.880%, 10/5/06 (a)(d)	4,000,000
1,695,000	A-1+	PS Bibbs Inc., LOC-JPMorgan Chase, 3.880%, 10/5/06 (a)(d)	1,695,000
		New York City, NY, IDA, Revenue:
4,915,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America, 3.690%, 10/5/06 (a)	4,915,000
5,000,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 3.750%, 10/4/06 (a)	5,000,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America, 3.690%, 10/5/06 (a)	2,700,000
10,295,000	F-1+(e)	Planned Parenthood Project, LOC-Bank of America, 3.690%, 10/5/06 (a)	10,295,000
5,000,000	VMIG1(b)	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Congregational Nursing, Series A, LOC-HSBC Bank USA, 3.710%, 10/5/06 (a)	5,000,000
5,000,000	VMIG1(b)	New York, NY, Industrial Development Agency, Civic Facility Revenue, Grace Church School Project, LOC-Wachovia Bank, 3.710%, 10/5/06 (a)	5,000,000
3,500,000	VMIG1(b)	Newburgh, NY, IDA Revenue, Community Development Properties Project, Series A, LOC-KeyBank NA, 3.770%, 10/5/06 (a)	3,500,000
1,545,000	VMIG1(b)	Oneida County, NY Industrial Development Agency Civic Facility Revenue, Mohawk Valley, St. Lukes, Series E, LOC-Bank of America, 3.720%, 10/5/06 (a)	1,545,000
750,000	A-1+	Oneida County, NY, IDA Revenue, Harden Furniture, LOC-Bank of America, 3.740%, 10/4/06 (a)(d)	750,000
3,300,000	A-1+	Onondaga County, NY, IDA Revenue, Syracuse Executive Air Service, Series A, LOC-Bank of America, 3.740%, 10/4/06 (a)(d)	3,300,000
1,575,000	A-1+	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA N.A., 3.950%, 10/5/06 (a)(d)	1,575,000
1,885,000	A-1+	Oswego County, NY, IDR Revenue, Fulton Thermal Project Corp., LOC-Bank of America, 3.740%, 10/4/06 (a)(d)	1,885,000
13,900,000	A-1+	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.740%, 10/5/06 (a)	13,900,000
830,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 3.690%, 10/4/06 (a)	830,000
3,145,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Bank of America, 3.690%, 10/4/06 (a)	3,145,000
3,400,000	A-1+	Suffolk County, NY, IDA, IDR, JBC Realty LLC, LOC-JPMorgan Chase, 3.740%, 10/4/06 (a)(d)	3,400,000
4,725,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.730%, 10/4/06 (a)	4,725,000

		Total Industrial Development	89,795,000

See Notes to Financial Statements.

10         New York Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Miscellaneous — 0.9%
$5,085,000	A-1+	New York, LGAC, Series E, LOC-Landesbank Hessen-Thuringen, 3.700%, 10/4/06 (a)	$5,085,000
7,650,000	A-1+	Onondaga County, NY, IDA, Community College Housing, Series A, LOC-Royal Bank of Scotland, 3.730%, 10/5/06 (a)	7,650,000
5,220,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities Revenue, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.740%, 10/5/06 (a)	5,220,000

		Total Miscellaneous	17,955,000

Public Facilities — 2.9%
		Buffalo, NY, Fiscal Stability Authority:
12,000,000	MIG1(b)	BAN, Series A-1, 4.250% due 8/14/07	12,073,809
6,500,000	MIG1(b)	Series A-1, 4.250% due 5/15/07	6,529,621
		New York City, NY, Trust for Cultural Resources, Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.760%, 10/5/06 (a)	3,035,000
12,000,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.740%, 10/5/06 (a)	12,000,000
		New York State Dormitory Authority Revenue:
5,103,000	A-1+	Metropolitan Museum of Art, Series A, 3.700%, 10/4/06 (a)	5,103,000
		New York Public Library:
9,205,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.700%, 10/4/06 (a)	9,205,000
8,870,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.700%, 10/4/06 (a)	8,870,000

		Total Public Facilities	56,816,430

Solid Waste — 4.1%
		New York State Enviromental Facilities Corp., TECP:
		Series 97A, Solid Waste Disposal Revenue, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen:
9,700,000	NR	3.450% due 10/10/06	9,700,000
8,000,000	NR	3.520% due 10/11/06	8,000,000
12,200,000	NR	3.420% due 10/16/06	12,200,000
		Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen:
35,300,000	NR	3.490% due 10/5/06	35,300,000
4,300,000	NR	3.470% due 11/6/06	4,300,000
11,500,000	NR	3.500% due 11/6/06	11,500,000

		Total Solid Waste	81,000,000

Tax Allocation — 0.2%
4,480,000	AAA	New York City Transitional Finance Authority, Refunding, Future Tax Secured, Senior Series A-1, 5.000% due 11/1/06	4,485,365

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         11

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 10.1%
		Metropolitan Transportation Authority of New York Revenue:
$17,960,000	A-1+	Refunding, Series D-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.690%, 10/5/06 (a)	$17,960,000
26,600,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.740%, 10/5/06 (a)	26,600,000
6,500,000	A-1+	Subordinated Series E-1, LOC-Fortis Bank NY, 3.710%, 10/5/06 (a)	6,500,000
		TECP, LOC-ABN AMRO:
5,000,000	NR	3.480% due 10/6/06	5,000,000
15,000,000	NR	3.560% due 11/7/06	15,000,000
18,000,000	NR	3.530% due 12/4/06	18,000,000
1,430,000	A-1+	Metropolitan Transportation Authority Revenue, Refunding, Series D-2, FSA-Insured, 3.690%, 10/5/06 (a)	1,430,000
		New York State Thruway Authority, MSTC:
5,000,000	A-1+	Class A, Series 2001-120, FGIC-Insured, 3.760%, 10/4/06 (a)	5,000,000
8,845,000	A-1	Series 2001-120, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(f)	8,845,000
		Triborough Bridge & Tunnel Authority:
14,475,000	AAA	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(f)	14,475,000
		Revenue, Refunding:
42,800,000	A-1+	NY, Revenue, Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.740%, 10/5/06 (a)	42,800,000
25,800,000	A-1+	Gem Subordinated Series B-3, SPA-Bank of America, 3.710%, 10/5/06 (a)	25,800,000
9,600,000	A-1+	Gem Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.700%, 10/5/06 (a)	9,600,000

		Total Transportation	197,010,000

Utilities — 10.9%
4,100,000	A-1+	Long Island Power Authority, Electric Systems Revenue, General Series E, FSA-Insured, 3.680%, 10/4/06 (a)	4,100,000
		Long Island, NY, Power Authority:
8,500,000	A-1+	Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.800%, 10/2/06 (a)	8,500,000
		Series 1:
12,825,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.750%, 10/4/06 (a)	12,825,000
9,640,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 3.770%, 10/2/06 (a)	9,640,000
18,250,000	A-1+	Series 2, Subordinated Series 2A, LOC-Westdeutsche Landesbank, 3.700%, 10/4/06 (a)	18,250,000
20,800,000	A-1+	Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY, 3.700%, 10/4/06 (a)	20,800,000

See Notes to Financial Statements.

12         New York Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utilities — 10.9% (continued)
		New York State Energy Research & Development Authority:
$13,280,000	VMIG1(b)	Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 3.780%, 10/4/06 (a)(d)	$13,280,000
		Revenue, Consolidated Edison Co.:
9,400,000	A-1+	Subordinated Series A-2, LOC-Wachovia Bank, 3.750%, 10/4/06 (a)	9,400,000
23,000,000	A-1+	Subordinated Series A-3, LOC-Wachovia Bank, 3.700%, 10/4/06 (a)	23,000,000
		New York State Power Authority:
12,931,000	NR	NY, Series 1, EMCP, TECP, 3.550% due 10/3/06	12,931,000
		TECP:
		Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank:
5,000,000	A-1+	3.450% due 10/5/06	5,000,000
10,000,000	A-1+	3.600% due 11/1/06	10,000,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
25,000,000	A-1+	3.550% due 10/2/06	25,000,000
10,000,000	A-1+	3.490% due 11/1/06	10,000,000
30,000,000	A-1+	3.500% due 11/2/06	30,000,000

		Total Utilities	212,726,000

Water & Sewer — 5.1%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
		Fiscal 2003:
16,600,000	A-1+	Subordinated Series C-1, SPA-Depfa Bank PLC, 3.750%, 10/2/06 (a)	16,600,000
7,000,000	A-1+	Subordinated Series C-3, SPA-Bank of New York, 3.800%, 10/2/06 (a)	7,000,000
31,725,000	A-1+	Series A, FGIC-Insured, SPA-FGIC, 3.750%, 10/2/06 (a)	31,725,000
9,000,000	A-1+	Series F-1, SPA-Dexia Credit Local, 3.750%, 10/2/06 (a)	9,000,000
10,775,000	A-1+	Series F-2, SPA-JPMorgan Chase, 3.710%, 10/4/06 (a)	10,775,000
9,990,000	A-1	New York State Environmental Facilities Clean Water (MSTC), PART, Series 9040, Class A, LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(f)	9,990,000

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         13

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Water & Sewer — 5.1% (continued)
$9,170,000	A-1	New York State Environmental Facilities Clean Water MSTC, Series 9040, Class A, PART, 3.770%, 10/5/06 (a)	$9,170,000
5,000,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows Inc. Project, LOC-Bank of America, 3.740%, 10/5/06 (a)	5,000,000

		Total Water & Sewer	99,260,000

		TOTAL INVESTMENTS — 99.7% (Cost — $1,947,571,860#)	1,947,571,860
		Other Assets in Excess of Liabilities — 0.3%	5,015,062

		TOTAL NET ASSETS — 100.0%	$1,952,586,922

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Rating by Fitch Ratings Service.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 15 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CDS	— Central School District
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

14         New York Money Market Portfolio 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings of “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating of “Aa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—Bondsrated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Fitch Ratings Service (“Fitch”) — Rating of “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

New York Money Market Portfolio 2006 Semi-Annual Report         15

Statement of Assets and Liabilities (September 30, 2006) (unaudited)

ASSETS:
Investments, at amortized cost	$1,947,571,860
Receivable for Fund shares sold	39,811,170
Interest receivable	9,027,566
Receivable for securities sold	300,000
Prepaid expenses	58,538
Other assets	29,041

Total Assets	1,996,798,175

LIABILITIES:
Payable for Fund shares repurchased	37,612,943
Payable for securities purchased	5,501,106
Investment management fee payable	707,609
Distributions payable	165,269
Distribution fees payable	49,932
Deferred compensation payable	29,041
Due to custodian	23,286
Trustees’ fees payable	16,724
Accrued expenses	105,343

Total Liabilities	44,211,253

Total Net Assets	$1,952,586,922

NET ASSETS:
Par value (Note 5)	$1,952,485
Paid-in capital in excess of par value	1,950,581,986
Undistributed net investment income	48
Accumulated net realized gain on investments	52,403

Total Net Assets	$1,952,586,922

Shares Outstanding:
Class A	1,830,426,000

Class Y	122,058,953

Net Asset Value:
Class A (and redemption price)	$1.00

Class Y (and redemption price)	$1.00

See Notes to Financial Statements.

16         New York Money Market Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$34,791,477

EXPENSES:
Investment management fee (Note 2)	4,336,949
Distribution fees (Notes 2 and 3)	918,863
Transfer agent fees (Note 3)	58,885
Shareholder reports (Note 3)	24,554
Trustees’ fees	23,082
Insurance	17,963
Registration fees	17,407
Audit and tax	14,648
Legal fees	11,435
Custody fees	7,449
Miscellaneous expenses	33,838

Total Expenses	5,465,073
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(94,866)

Net Expenses	5,370,207

Net Investment Income	29,421,270

Net Realized Gain on Investment Transactions	52,403

Increase in Net Assets From Operations	$29,473,673

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         17

Statements of Changes in Net Assets

For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006

	September 30	March 31
OPERATIONS:
Net investment income	$29,421,270	$39,454,545
Net realized gain	52,403	11,801

Increase in Net Assets From Operations	29,473,673	39,466,346

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(29,421,270)	(39,454,547)
Net realized gains	—	(32,395)

Decrease in Net Assets From Distributions to Shareholders	(29,421,270)	(39,486,942)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,461,975,634	8,051,658,283
Reinvestment of distributions	27,351,165	38,610,638
Cost of shares repurchased	(4,507,739,671)	(8,055,072,422)

Increase (Decrease) in Net Assets From Fund Share Transactions	(18,412,872)	35,196,499

Increase (Decrease) in Net Assets	(18,360,469)	35,175,903
NET ASSETS:
Beginning of period	1,970,947,391	1,935,771,488

End of period*	$1,952,586,922	$1,970,947,391

* Includes undistributed net investment income of:	$48	$48

See Notes to Financial Statements.

18         New York Money Market Portfolio 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2006(1)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Income From Operations:
Net investment income	0.015		0.021		0.008		0.004		0.007	0.017
Net realized gain (loss)	0.000	(2)	0.000	(2)	0.000	(2)	0.000	(2)	0.000 (2)	(0.000	)(2)

Total Income From Operations	0.015		0.021		0.008		0.004		0.007	0.017

Less Distributions From:
Net investment income	(0.015)		(0.021)		(0.008)		(0.004)		(0.007)	(0.017)
Net realized gain	—		(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—

Total Distributions	(0.015)		(0.021)		(0.008)		(0.004)		(0.007)	(0.017)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(3)	1.49%		2.13%		0.86%		0.42%		0.74%	1.67%

Net Assets, End of Period (millions)	$1,831		$1,806		$1,810		$1,915		$1,828	$2,044

Ratios to Average Net Assets:
Gross expenses	0.56	%(4)	0.59%		0.60%		0.60%		0.64%	0.64%
Net expenses(5)	0.55	(4)(6)	0.59	(6)	0.59	(6)	0.60		0.64	0.64
Net investment income	2.96	(4)	2.11		0.84		0.41		0.74	1.65

(1)	For the six months ended September 30, 2006 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class A may not exceed 0.80%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

New York Money Market Portfolio 2006 Semi-Annual Report         19

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares	2006(1)		2006		2005		2004(2)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.015		0.022		0.010		0.002
Net realized gain	0.000	(3)	0.000	(3)	0.000	(3)	0.000	(3)

Total Income From Operations	0.015		0.022		0.010		0.002

Less Distributions From:
Net investment income	(0.015)		(0.022)		(0.010)		(0.002)
Net realized gain	—		(0.000	)(3)	(0.000	)(3)	(0.000	)(3)

Total Distributions	(0.015)		(0.022)		(0.010)		(0.002)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(4)	1.54%		2.26%		0.98%		0.17%

Net Assets, End of Period (millions)	$122		$165		$126		$52

Ratios to Average Net Assets:
Gross expenses	0.45	%(5)	0.46%		0.48%		0.47	%(5)
Net expenses(6)	0.45	(5)(7)	0.46	(7)	0.47	(7)	0.47	(5)
Net investment income	3.06	(5)	2.27		1.00		0.51	(5)

(1)	For the six months ended September 30, 2006 (unaudited).

(2)	For the period December 3, 2003 (inception date) to March 31, 2004.

(3)	Amount represents less than $0.001 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of Class Y may not exceed 0.70%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20         New York Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

New York Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

New York Money Market Portfolio 2006 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of the Funds’ average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2006, the Fund’s Class A and Y shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively.

During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their investment management fee in the amount of $94,866.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January, 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2006, the Fund had accrued $29,041 as deferred compensation payable under the Plan.

22         New York Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$918,863	$58,873	$24,302
Class Y	—	12	252

Total	$918,863	$58,885	$24,554

4.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Net Investment Income:
Class A	$27,195,725	$36,271,743
Class Y	2,225,545	3,182,804

Total	$29,421,270	$39,454,547

Net Realized Gains:
Class A	—	$29,451
Class Y	—	2,944

Total	—	$32,395

5.	Shares of Beneficial Interest

At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

New York Money Market Portfolio 2006 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class, each at a $1.00 were as follows:

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
	Shares	Shares
Class A
Shares sold	4,370,861,634	7,769,251,783
Shares issued on reinvestment	26,562,616	36,817,690
Shares repurchased	(4,372,534,671)	(7,809,906,378)

Net Increase (Decrease)	24,889,579	(3,836,905)

Class Y
Shares sold	91,114,000	282,406,500
Shares issued on reinvestment	788,549	1,792,948
Shares repurchased	(135,205,000)	(245,166,044)

Net Increase (Decrease)	(43,302,451)	39,033,404

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion

24         New York Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of

New York Money Market Portfolio 2006 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

26         New York Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Additional Shareholder Information

The Fund’s Board approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders have been asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely

New York Money Market Portfolio 2006 Semi-Annual Report         27

than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

28         New York Money Market Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any subinvestment adviser or proposed subinvestment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Board Members noted that they had received and

New York Money Market Portfolio          29

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially

30         New York Money Market Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

New York Money Market Portfolio         31

Legg Mason Partners Municipal Funds

New York Money Market Portfolio

TRUSTEES Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal Funds — New York Money Market Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services LLC

Member NASD, SIPC

FD0807 11/06	SR06-183

Legg Mason Partners Municipal Funds

New York Money Market Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUNDS

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Muni Funds — New York Money Market Portfolio name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006